Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Income tax benefit from NOL carry forwards utilized	$ 156,554,000	$ 16,940,000
Income tax benefits attributable to stock-based compensation	871,000	2,508,000	$ 2,368,000
Foreign pretax loss	$ 1,175,000	10,557,000	10,277,000
Tax deduction, percentage	9.00%
Increased net earnings	$ 222,000	$ 3,239,000	$ 3,979,000
Increased net earnings, per share	$ 0.01	$ 0.05	$ 0.09
Operating loss carryforwards, expiration dates	2035
Deferred tax assets recognized	$ 11,448,000	$ 171,781,000
Deferred tax asset, valuation allowance	8,690,000	5,084,000
Domestic and foreign tax credits, valuation allowance	277,000	1,049,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	48,197,000	28,809,000
Deferred tax liabilities, goodwill	0
Undistributed net earnings	32,284,000
Unrecognized tax benefits that would impact effective tax rate	7,975,000	$ 9,362,000	$ 6,301,000
Estimated unrecognized tax benefits, decrease as a result of tax position taken in prior years	$ 1,455,000
Expiration date of statute of limitations	2011	2010	2009
Tax refund, Per share	$ 0.04	$ 0.01	$ 0.03
Tax refund	$ 2,364,000	$ 687,000	$ 1,368,000
Earliest Tax Year
Income Taxes [Line Items]
Expiration date of statute of limitations	2011
Open tax years	2011
Latest Tax Year
Income Taxes [Line Items]
Expiration date of statute of limitations	2012
Open tax years	2015
Canadian Subsidiary
Income Taxes [Line Items]
Unrecognized deferred tax liability	$ 1,815,000
Federal Tax Authority Member
Income Taxes [Line Items]
Operating loss carryforwards, amount	33,863,000	465,467,000
Domestic Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, amount	273,251,000	710,163,000
Domestic and foreign tax credits, amount	$ 3,179,000	3,682,000
Domestic Tax Authority | Federal Tax Authority Member
Income Taxes [Line Items]
Domestic and foreign tax credits, expiration dates	2025
State Tax Authority
Income Taxes [Line Items]
Operating loss carryforwards, amount	$ 239,388,000	$ 244,696,000
Deferred tax asset, valuation allowance	$ 3,714,000
Domestic and foreign tax credits, expiration dates	2018